Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2016
Basis of presentation
Basis of presentation

The Company’s consolidated financial statements have been prepared in accordance with U.S. GAAP. Significant accounting policies followed by the Company in the preparation of the accompanying consolidated financial statements are summarized below.

Following the issuance of the 2014 financial statements in the Company’s F-1 submitted for IPO pre-approval, the Company identified an error in the calculation of the cumulative dividend to preferred shareholders, net loss attributable to Gridsum’s ordinary shareholders and basic and diluted net loss per share attributable to Gridsum’s ordinary shareholders. The error was due to the incorrect calculation of cumulative dividend to preferred shareholders, resulting in an error in calculating net loss attributable to Gridsum’s ordinary shareholders and basic and diluted net loss per share attributable to Gridsum’s ordinary shareholders for the year ended December 31, 2014.

The Company has evaluated the impact of these items under the guidance in ASC 250, “Accounting Changes and Error Corrections” and SEC Staff Accounting Bulletin No. 99, “Materiality” and concluded that the error was not material to the consolidated financial statements. The Company has revised the consolidated financial statements for the fiscal year ended December 31, 2014 to reflect the correction of these items. The amounts of the corrections are shown in the Revision column in the tables below.

	For the Year Ended December 31, 2014
Consolidated Statements of Comprehensive Loss	As previously reported	Revision	As revised
	RMB	RMB	RMB
Cumulative dividend to preferred shareholders	(35,495)	19,168	(16,327)
Net loss attributable to Gridsum’s ordinary shareholders	(82,235)	19,168	(63,067)
Net loss per share attributable to Gridsum’s ordinary shareholders, basic and diluted	(8.22)	1.91	(6.31)

Principles of Consolidation

   Principles of Consolidation

The consolidated financial statements of the Company have been prepared in accordance with U.S. GAAP. The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and VIE subsidiaries for which the Company is the ultimate primary beneficiary.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meeting of directors. A VIE is an entity in which the Company, or its subsidiary, through contractual arrangement exercises effective control over the activities that most impact economic performance and bears the risks of and enjoys the rewards normally associated with ownership of the entity, so that the Company or its subsidiary is the primary beneficiary of the entity. All transactions and balances among the Company, its subsidiaries, VIEs and VIE subsidiaries have been eliminated upon consolidation.

Use of Estimates
Use of Estimates

The preparation of the Company’s consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent liabilities at the balance sheet date and the reported revenues and expenses during the reported period in the consolidated financial statements and accompanying notes. Significant accounting estimates include, but are not limited to, revenue recognition, share-based compensation, redemption value of the redeemable preferred shares, realization of deferred tax assets and determination of the estimated useful lives of property and equipment. Actual results could differ materially from such estimates.

Foreign currency translation
Foreign currency translation

The Group used U.S. Dollar as its reporting currency, and subsequently changed to RMB effective January 1, 2016 which applied retrospectively. The functional currency of the Company and its subsidiaries incorporated in Hong Kong is U.S. Dollars, while the functional currency of the other entities in the Group is RMB. Assets and liabilities are translated at the applicable exchange rates on the balance sheet date. Equity amounts are translated at historical exchange rates. Revenues, expenses, gains and losses are translated using the average exchange rate for the periods. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as a component of other comprehensive income or loss in the consolidated statement of changes in shareholders’ deficit.

Foreign currency transactions denominated in currencies other than functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are remeasured at the applicable rates of exchange in effect at that date. Foreign exchange gains and losses resulting from the settlement of such transactions and from remeasurement at year-end are recognized in foreign currency exchange gain/(loss), net in the consolidated statements of operations and comprehensive loss.

Convenience Translation
Convenience Translation

Translations of balances in the consolidated balance sheets, consolidated statements of operation and comprehensive loss and statements of cash flows from RMB into U.S. Dollar as of and for the year ended December 31, 2016 are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.9430, representing the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York on December 31, 2016. No representation is made that the RMB amounts represent or could have been, or could be, converted, realized or settled into U.S. Dollar at that rate on December 31, 2016, or at any other rate.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents represent cash on hand and demand deposits with term less than three months which are unrestricted as to withdrawal and use.
Time Deposit
Time Deposit

Time deposit represent demand deposits placed with banks with original maturities of more than three months but less than one year. Interest earned is recorded as interest income in the consolidated statements of comprehensive loss during the periods. Time deposit are valued based on the prevailing interest rates in the market.

Accounts Receivable, net
Accounts Receivable, net

Accounts receivable mainly represent amounts due from customers, including revenues earned, output VAT and amounts paid, or will pay, to search engines on behalf of customers, and are recorded net of an allowance for doubtful accounts, if any. The Company considers many factors in assessing the collectability of its accounts receivable, such as the age of the amounts due, the payment history, credit worthiness and the financial condition of the debtor. The Company also makes a specific allowance if there is strong evidence indicating that an accounts receivable is likely to be unrecoverable. Accounts receivable balances are written off after all collection efforts have been exhausted. The allowance for doubtful accounts was RMB92, RMB1,264 and RMB7,125 as of December 31, 2014, 2015 and 2016, respectively.

Property, Equipment and Software, net
Property, Equipment and Software, net

Property and equipment are stated at cost less accumulated depreciation and amortization and impairment. Property and equipment are depreciated at rates sufficient to write off their costs less impairment and residual value (estimated at 5% of cost) over their estimated useful lives on a straight-line basis. Leasehold improvements are depreciated on a straight-line basis over the period of the lease or their estimated useful lives, if shorter. The estimated useful lives are as follows:

Computers and software	3 years
Furniture, fixtures and equipment	5 years
Vehicles	5 years
Leasehold improvements	Over the shorter of lease terms or the estimated useful lives of assets

Expenditures for repairs and maintenance are expensed as incurred, whereas the costs of renewals and betterment that extends the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and amortization and impairment with any resulting gain or loss recognized in the consolidated statements of operations and comprehensive loss.

Impairment of Long-lived Assets
Impairment of Long-lived Assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. Such assets are considered to be impaired, if the sum of the expected future undiscounted cash flows is less than the carrying value of the assets. The impairment to be recognized is then measured by the amount by which the carrying amounts of the assets exceed the fair value of the assets based on the discounted cash flow. No triggering events and no impairment charge was recognized for any of the periods presented.

Fair Value
Fair Value

Fair value represents the price that would be received from selling an asset, or that would be paid to transfer a liability, in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

Accounting guidance defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Accounting guidance establishes a three-level fair value hierarchy and requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs are:

Level 1— Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2— Other inputs that are directly or indirectly observable in the marketplace.

Level 3— Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial assets and liabilities of the Group primarily consist of cash and cash equivalents, accounts receivable, prepayments and other current assets, accounts payable, amounts due to related parties, taxes payable, advances from customers and accrued expenses and other current liabilities. As of December 31, 2015 and 2016, the carrying values of these financial instruments approximated their fair values due to the short-term maturity of these instruments.

Revenue Recognition
Revenue Recognition

Revenues are generated from sales of the Company’s marketing automation solutions and e-Government and other solutions. The targeted customers for marketing automation solutions are enterprise customers and the targeted customers for e-Government and other solutions are governmental agencies and state-owned entities.

Revenues are recognized when:

•	persuasive evidence of an arrangement exists;

•	the Group’s platform is made available and services have been delivered to the customer;

•	the fee is fixed or determinable; and

•	collection is reasonably assured.

Revenues received from the incentive programs of search engine providers are based on factors determined by these providers, such as yearly growth in the amount of advertising on the provider’s search engine platform that the Company’s customers purchase through its solutions, and other factors selected at the discretion of these providers. Revenues are recorded net of value-added taxes and surcharges.

In accordance with ASC 605-45, Revenue Recognition: Principal Agent Considerations, the Company considers several factors in determining whether it acts as the principal or as an agent in the arrangement of merchandise sales and provision of various related services and thus whether it is appropriate to record the revenues and the related cost of sales on a gross basis or record the net amount earned as service fees.

Where customers purchase multiple solutions in a single contract, the Company allocates the total consideration to the various elements based on the relative selling price method and recognizes revenues as services are rendered. In accordance with ASC 605-25, Revenue Recognition—Multiple- Element Arrangements, the following hierarchy are followed when determining the appropriate selling price for each element: (1) vendor specific objective evidence (“VSOE”), (2) third party evidence (“TPE”) and (3) best estimate of selling price (“BESP”). The Company recognizes revenues on the elements delivered and defers the recognition of revenues for the fair value of the undelivered elements until the remaining obligations have been satisfied. Where all of the elements within an arrangement are delivered uniformly over the agreement period, revenues are recognized on a straight line basis over the contract period.

Enterprise

The Company generates enterprise revenue primarily by providing marketing automation solutions including bid management and data analysis solutions to enterprise customers. The Company earns and records service fee revenues over the contractual period, in proportion to ad spending or the completion of milestones that are stipulated in the contracts. In addition, the Company receives revenues from the incentive programs of search engine providers based on factors determined by these providers, such as yearly growth in the amount of advertising on the provider’s search engine platform that the Company’s customers purchase through its solutions, and other factors selected at the discretion of these providers. Revenues from these programs are received on both a quarterly and an annual basis and are calculated in accordance with the Company’s customers’ usage of the search engine providers.

With respect to the bid management services, the Group considered that: (i) the search engines are responsible for providing the advertisements service to the customers; (ii) the Group lacks the latitude to determine the prices charged by the search engine providers and earns only the fixed service fee from the customers; (iii) the hosting and maintenance of the advertisements are the responsibilities of the search engine providers; (iv) the customers have the discretion in choosing the search engines selection; (v) we receive revenues from incentive programs based on the search engine providers’ policies. The Group’s responsibility is to manage the customer’s advertising campaign on the search engines, according to the terms of the customer contracts so the Group views itself as an agent, and records revenues related to these services on a net basis.

e-Government and Other

The Company generates revenues by entering into service contracts with governmental agencies for its e-government solutions, including Law Dissector solutions for the court systems and other law communities beginning in 2015. The Company also generates revenues by entering into contracts with state-owned television stations for its new media solutions, including TV Dissector, Streaming Dissector and Video Dissector.

Advances from Customers and Deferred Revenues
Advances from Customers and Deferred Revenues

Upon the entering of contracts, customers pay the contractual balance as prepayments. The Company allocates the prepayments into advances from customers and deferred revenues. Advances from customers are the balance of the advertising campaign spending that would be recognized as the cost payable to search engine providers when advertisements are placed. Deferred revenues are the revenues to be earned by the Group for services and is recognized as revenue according to the prescribed revenue recognition criteria and policies described above.

Cost of Revenues
Cost of Revenues

Cost of revenues primarily consists of costs related to hosting the Company’s cloud-based platform, providing implementation and ongoing customer support, data communications expenses, salaries and benefits of operations and support personnel, costs associated with website development activities, allocated overhead and property and equipment depreciation.

Research and Development Expenses
Research and Development Expenses

Research and development costs include payroll, stock-based compensation expense and other operating costs such as outside services, supplies and allocated overhead costs. Research and development costs are expensed as incurred.

The Company expenses all costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair or maintenance of the existing websites or the development of software and website content. Costs incurred in the development phase are capitalized and amortized over the estimated product life. However, since the inception of the Company, the amount of costs qualifying for capitalization has been insignificant and as a result, all software development costs have been expensed as incurred.

Marketing Expenses
Marketing Expenses

Marketing expenses mainly consist of advertising costs, promotion expenses, payroll and related expenses for personnel engaged in marketing activities. Marketing expenses are expensed when the services are received. Advertising expenses are recorded as sales and marketing expenses when incurred, and totaled RMB18, nil and RMB7,486 for the years ended December 31, 2014, 2015 and 2016, respectively.

General and Administrative Expenses
General and Administrative Expenses

General and administrative expenses mainly consist of payroll and related costs for employees involved in general corporate functions, including accounting, finance, tax, legal and human resources, professional fees and other general corporate expenses as well as costs associated with the use by these functions of facilities and equipment, such as depreciation and rental expenses.

Operating Leases
Operating Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations and comprehensive loss on a straight-line basis over the terms of underlying lease.

Share-based Compensation
Share-based Compensation

All share-based awards to employees and directors, including stock option awards are measured at the grant date based on the fair value of the awards. Share-based compensation, net of forfeitures, is recognized as expense on a straight-line basis over the requisite service period, which is the vesting period.

The Group uses the binominal option pricing model to determine the fair value of stock options and account for share-based compensation expenses using an estimated forfeiture rate at the time of grant and revise, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. Share-based compensation expenses are recorded net of estimated forfeitures such that expenses are recorded only for those share-based awards that are expected to vest.

Employee Benefits
Employee Benefits

The Company’s subsidiaries, VIEs and VIE subsidiaries established in the PRC participate in a government-mandated, multiemployer, defined contribution plan, pursuant to which certain retirement, medical, housing and other welfare benefits are provided to employees. PRC labor laws require the entities incorporated in mainland China to pay to the local labor bureau a monthly contribution calculated at a stated contribution rate on the monthly basic compensation of qualified employees. The Group has no further commitments beyond its monthly contribution. The fair value of the employee benefits liabilities approximates their carrying value due to the short-term nature of these liabilities. The employee benefits payable amounts to RMB1,394 and RMB2,244 as of December 31, 2015 and 2016, respectively.

Employee social benefits included as expenses in the accompanying consolidated statements of operations and comprehensive loss amounted to RMB16,817, RMB26,365 and RMB49,557 for the years ended December 31, 2014, 2015 and 2016, respectively.

Non-controlling interests
Non-controlling interests
In August 2015, the Group established an operating VIE subsidiary, named Beijing Guoxinwangyan Technology Co., Ltd., in which the Group owns an 80% economic interest.
Income Tax
Income Tax

Current income taxes are provided on the basis of net income (loss) for financial reporting purposes and adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the liability method. Under this method, deferred tax assets and liabilities are recognized for the tax effects of temporary differences and are determined by applying enacted statutory tax rates that will be in effect in the period in which the temporary differences are expected to reverse to the temporary differences between the financial statements’ carrying amounts and the tax bases of assets and liabilities. A valuation allowance is provided to reduce the amount of deferred tax assets if based on the weight of available evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes arising from a change in tax rates is recognized in the consolidated statements of operations and comprehensive loss in the period of change.

The Group applies a “more likely than not” recognition threshold in the evaluation of uncertain tax positions. The Company recognizes the benefit of a tax position in its consolidated financial statements if the tax position is more likely than not to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. Unrecognized tax benefits may be affected by changes in interpretation of laws, rulings of tax authorities, tax audits and expiry of statutory limitations. In addition, changes in facts, circumstances and new information may require the Group to adjust the recognition and measurement estimates with regard to uncertain tax positions. Accordingly, unrecognized tax benefits are periodically reviewed and re-assessed. Adjustments, if required, are recorded in the Company’s consolidated financial statements in the period in which the change that necessitates the adjustments occurs. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in certain circumstances, a tax appeal or litigation process. As of December 31, 2014, 2015 and 2016, the Group did not have any significant unrecognized uncertain tax positions.

Comprehensive Loss
Comprehensive Loss

Comprehensive loss is defined to include all changes in deficit of the Group during a period arising from transactions and other events and circumstances other than those resulting from investments by shareholders and distributions to shareholders. For the years ended December 31, 2014, 2015 and 2016, the Group’s comprehensive loss included net loss and foreign currency translation adjustments.

Loss per Share
Loss per Share

Basic loss per share is computed by dividing net loss attributable to holders of ordinary shares, considering the accretions to redemption value of the preferred shares, by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders, as adjusted for the accretion and allocation of net income related to the preferred shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of shares issuable upon the conversion of the preferred shares using the if-converted method and ordinary shares issuable upon the exercise of outstanding stock option (using the treasury stock method). Ordinary equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive.

Segment Reporting
Segment Reporting

The Group provided various services to its customers, commercial companies and also government agencies or state-owned entities, including keyword bidding, graphical and non-graphical advertisements placement services, website quality analysis services, subscription for using multiple suites of the Dissector solutions service. The Group’s chief operating decision maker has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group does not distinguish between markets or segments for the purpose of internal reporting. Hence, the Group has only one operating segment. As the Group’s assets and liabilities are substantially located in the PRC, substantially all revenues are earned and substantially all expenses are incurred in the PRC, no geographical segments are presented.

Statutory Reserves
Statutory Reserves

The Company’s subsidiaries, VIEs and VIE subsidiaries established in the PRC are required to make appropriations to certain non-distributable reserve funds.

In accordance with PRC laws applicable to foreign investment enterprises (“FIE”) established in the PRC, the Company’s subsidiaries registered as wholly foreign owned enterprise have to make appropriations from their after-tax profits (as determined under generally accepted accounting principles in the PRC (“PRC GAAP”) to non-distributable reserve funds including general reserve fund, enterprise expansion fund and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the company. Appropriations to the enterprise expansion fund and staff bonus and welfare fund are made at the respective company’s discretion.

In addition, in accordance with the PRC Company Laws, the VIEs and VIE subsidiaries, registered as Chinese domestic companies, must make appropriations from their after-tax profits as determined under the PRC GAAP to non-distributable reserve funds including the statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the discretion of the Company.

The Group has made no appropriations to statutory surplus fund and other reserve funds for the years ended December 31, 2014, 2015 and 2016 as the Company’s subsidiaries, VIEs and VIE subsidiaries in the PRC were in accumulated loss positions.

The general reserve fund, enterprise expansion fund, statutory surplus fund and discretionary surplus fund are restricted for use. They may only be applied to offset losses or increase the registered capital of the respective company. The staff bonus and welfare fund is liability in nature and is restricted to make payment of special bonuses to employees and for the collective welfare of employees. None of these reserves is allowed to be transferred to the Company by way of cash dividends, loans or advances, nor can they be distributed except under liquidation.

Recent Accounting Pronouncements
Recent Accounting Pronouncements

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers (Topic 606).” This guidance supersedes current guidance on revenue recognition in Topic 605, “Revenue Recognition.” In addition, there are disclosure requirements related to the nature, amount, timing, and uncertainty of revenue recognition. In August 2015, the FASB issued ASU No.2015-14 to defer the effective date of ASU No. 2014-09 for all entities by one year. For publicly-traded business entities that follow U.S. GAAP, the deferral results in the new revenue standard being effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017, with early adoption permitted for interim and annual periods beginning after December 15, 2016. The Group will apply the new revenue standard beginning January 1, 2018, and will not early adopt. The Group will set up an implementation team to analyze each of the Group’s revenue streams in accordance with the new revenue standard to determine the impact on the Group’s consolidated financial statements. The Group plans to continue the evaluation, analysis, and documentation of its adoption of ASU 2014-09 (including those subsequently issued updates that clarify its provisions) throughout 2017 as the Group works towards the implementation and finalizes its determination of the impact that the adoption will have on its consolidated financial statements.

In November 2015, the FASB issued ASU No. 2015-17, “Compensation—Stock Compensation: Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes”. The new guidance requires entities to present all deferred tax assets and liabilities, along with any related valuation allowance, as non-current on the balance sheet. The guidance is effective for publicly-traded companies for interim and annual periods beginning after December 15, 2016 (early adoption is permitted). The Group does not expect this standard to have a material impact on its consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, “Leases (Topic 842)”. The new guidance requires that a lessee recognize the assets and liabilities that arise from operating leases. A lessee should recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. In transition, lessees and lessors are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. Public business entities should apply the amendments in ASU No. 2016-02 for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years (i.e., January 1, 2019, for a calendar year entity). Early application is permitted for all public business entities and all non public business entities upon issuance. As of December 31, 2016, the Group has non-cancellable operating lease commitments of RMB56.2 million, and some of the commitments may be covered by the exception of short-term and low value leases, The Group is currently evaluating the impact of this standard on its consolidated financial statements.

In March 2016, the FASB issued ASU No. 2016-09, “Improvements to Employee Share-Based Payment Accounting (Topic 718)”. The new update will require all income tax effects of awards to be recognized in the income statement when the awards vest or are settled. It also will allow an employer to repurchase more of an employee’s shares than it can today for tax withholding purposes without triggering liability accounting and to make a policy election to account for forfeitures as they occur. The guidance is effective for the Group on January 1, 2017. Early application is permitted in any annual or interim period for which financial statements haven’t been issued or made available for issuance, but all of the guidance must be adopted in the same period. The Group does not expect this standard to have a material impact on its consolidated financial statements.

On August 6, 2016, the FASB issued ASU 2016-15, “Statement of Cash Flows—Classification of Certain Cash Receipts and Payments.” The ASU provides guidance on the classification of certain cash receipts and payments including debt prepayment or debt issuance costs and cash payments for contingent considerations. The ASU also provides clarification on the application of the predominance principle outlined in ASC 230. The effective date for public entities will be annual periods beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted. The Group is currently evaluating the impact of this standard will have on its consolidated financial statements.

In January 2017, the FASB issued Accounting Standards Update (“ASU”) No. 2017-01, “Business Combinations (Topic 805): Clarifying the Definition of a Business”, which clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions or disposals of assets or businesses. The standard is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted. The standard should be applied prospectively on or after the effective date. The Group will evaluate the impact of adopting this standard prospectively upon any transactions of acquisitions or disposals of assets or businesses.